Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid ("CAP") to CEO(2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-CEO Named Executive Officers (4)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) (in thousands)	Earnings (Loss) per Share ("EPS")
					Total Share holder Return ("TSR")	Peer Group Total Share holder Return(5)
2022	$1,259,829	$1,255,996	$680,983	$681,963	$70.44	$98.38	$50,118	$2.03
2021	$934,334	$890,964	$536,164	$515,917	$65.35	$118.61	$31,590	$1.19
2020	$785,742	$755,842	$405,951	$387,559	$45.52	$87.24	$(45,858)	$(1.74)

Changed Peer Group, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P BMI U.S. Banks Index.
PEO Total Compensation Amount	$ 1,259,829	$ 934,334	$ 785,742
PEO Actually Paid Compensation Amount	$ 1,255,996	890,964	755,842
Adjustment To PEO Compensation, Footnote [Text Block]
CEO SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
2022	$1,259,829	$353,812	$349,979	$1,255,996
2021	$934,334	$97,847	$54,477	$890,964
2020	$785,742	$26,405	$(3,495)	$755,842

(a) The dollar amounts reported in this column include $232,042 in the "Stock Awards" column of the SCT, as well as, $121,770 in the "Non-equity Incentive Plan Compensation" column of the SCT for 2022, $97,847 and $26,405 in the "Non-equity Incentive Plan Compensation" column of the SCT for 2021 and 2020, respectively, reflecting the portion of the bonus amounts earned for 2022, 2021 and 2020 performance under the annual incentive plan that was paid in shares of restricted stock granted in February 2023, 2022 and 2021.
(b) The equity component of CAP for each fiscal year is further detailed in the supplemental table below.

CEO Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$314,049	$3,154	$29,672	$3,104	$—	$—	$349,979
2021	$37,213	$15,056	$—	$2,208	$—	$—	$54,477
2020	$32,653	$(31,018)	$—	$(5,130)	$—	$—	$(3,495)

(3) The dollar amounts reported in this column represent the average of the amounts reported for the Company's non-CEO named executive officers ("Non-CEO NEOs") as a group in the "Total" column of the SCT in each applicable year. The names of the Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: for 2022 and 2021: Bradford N. Langs, Wendy S. Bell, Tony E. Kallsen and Matthew M. Speare; and for 2020, Bradford N. Langs, Wendy S. Bell, Phyllis Q. Karavatakis and Matthew M. Speare.
(4) The dollar amounts reported in this column represent the average amount of CAP to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. To calculate CAP to our Non-CEO NEOs for each of the years shown, the following amounts were deducted from and added to SCT total compensation.

Non-PEO NEO Average Total Compensation Amount	$ 680,983	536,164	405,951
Non-PEO NEO Average Compensation Actually Paid Amount	$ 681,963	515,917	387,559
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average Non-CEO NEOs SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
2022	$680,983	$149,334	$150,314	$681,963
2021	$536,164	$49,176	$28,929	$515,917
2020	$405,951	$10,647	$(7,745)	$387,559

(a) The dollar amounts reported in this column include the average of $92,139 in the "Stock Awards" column of the SCT, as well as, $57,195 in the "Non-equity Incentive Plan Compensation" column of the SCT for 2022, and includes an average of $49,176 and $10,647 in the "Non-equity Incentive Plan Compensation" column of the SCT for 2021 and 2020, respectively, reflecting the portion of the bonus amounts earned for 2022, 2021 and 2020 performance under the annual incentive plan that was paid in shares of restricted stock granted in February 2023, 2022 and 2021.
(b) The equity component of CAP for each fiscal year is further detailed in the supplemental table below.

Average Non-CEO NEOs Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$132,434	$1,616	$14,647	$1,617	$—	$—	$150,314
2021	$19,403	$7,731	$—	$1,795	$—	$—	$28,929
2020	$17,964	$(20,511)	$—	$(5,198)	$—	$—	$(7,745)
	(5) Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P BMI U.S. Banks Index.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Cumulative TSR: The graph below illustrates the relationship between the CAP of our CEO and the average CAP of our non-CEO NEOs over the last three years and the Company's TSR performance, as well as TSR relative to the S&P BMI U.S. Banks Index. This illustrates that, from 2020 to 2021 and 2021 to 2022, the CAP of our CEO and the average CAP of our non-CEO NEOs is generally aligned with the Company's cumulative TSR.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income: The graph below illustrates the relationship between the CAP of our CEO and the average CAP of our non-CEO NEOs over the last three years and the Company's net income. This illustrates that, from 2020 to 2021 and 2021 to 2022, the CAP of our CEO and the average CAP of our non-CEO NEOs is generally aligned with the Company's net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Earnings per Share: The graph below illustrates the relationship between the CAP of our CEO and the average CAP of our non-CEO NEOs over the last three years and the Company's earnings (loss) per share. This illustrates that, from 2020 to 2021 and 2021 to 2022, the CAP of our CEO and the average CAP of our non-CEO NEOs is generally aligned with the Company's earnings (loss) per share.

Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid and Cumulative TSR: The graph below illustrates the relationship between the CAP of our CEO and the average CAP of our non-CEO NEOs over the last three years and the Company's TSR performance, as well as TSR relative to the S&P BMI U.S. Banks Index. This illustrates that, from 2020 to 2021 and 2021 to 2022, the CAP of our CEO and the average CAP of our non-CEO NEOs is generally aligned with the Company's cumulative TSR.
Total Shareholder Return Amount	$ 70.44	65.35	45.52
Peer Group Total Shareholder Return Amount	98.38	118.61	87.24
Net Income (Loss)	$ 50,118,000	$ 31,590,000	$ (45,858,000)
Company Selected Measure Amount	2.03	1.19	(1.74)
PEO Name	Litz Van Dyke
Additional 402(v) Disclosure [Text Block]	(1) The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Van Dyke for each corresponding year in the "Total" column of the Summary Compensation Table ("SCT").(2) The dollar amounts reported in this column represent the amount of CAP to our CEO, Litz Van Dyke, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Van Dyke during the applicable year. To calculate CAP to Mr. Van Dyke, for each of the years shown, the following amounts were deducted from and added to SCT total compensation.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Equity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Nonperforming Assets to Average Assets Ratio
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 353,812	$ 97,847	$ 26,405
Adjustment to Compensation Amount, Equity Awards	314,049	37,213	32,653
PEO [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	349,979	54,477	(3,495)
PEO [Member] | Equity Awards Reported Value, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	232,042
PEO [Member] | Equity Awards Reported Value, Non-Equity Inventive Plan Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	121,770	97,847	26,405
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,154	15,056	(31,018)
PEO [Member] | Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	29,672	0	0
PEO [Member] | Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,104	2,208	(5,130)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	349,979	54,477	(3,495)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	149,334	49,176	10,647
Adjustment to Compensation Amount, Equity Awards	132,434	19,403	17,964
Non-PEO NEO [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	150,314	28,929	(7,745)
Non-PEO NEO [Member] | Equity Awards Reported Value, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	92,139
Non-PEO NEO [Member] | Equity Awards Reported Value, Non-Equity Inventive Plan Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	57,195	49,176	10,647
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,616	7,731	(20,511)
Non-PEO NEO [Member] | Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	14,647	0	0
Non-PEO NEO [Member] | Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,617	1,795	(5,198)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 150,314	$ 28,929	$ (7,745)